Proceeds and Gross Realized Gains (Losses) from Sale of Available-for-Sale Securities and Other Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Proceeds	¥ 2,729	¥ 1,723	¥ 2,189
Gross realized gains	1,846	836	1,211
Gross realized losses	¥ (44)	¥ (44)	¥ (202)